Convertible Notes and Warrant Liability (Details) - Schedule of Warrants Outstanding - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
December 31, 2023	55,000
June 30, 2024	55,000
August 2023 [Member] | Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
December 31, 2023	62,223
Issued
Exercised
June 30, 2024	62,223
GEM Warrants [Member] | Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
December 31, 2023	2,270
Issued
Exercised
June 30, 2024	2,270
First Tranche [Member] | Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
December 31, 2023	1,543
Issued
Exercised
June 30, 2024	1,543
Second Tranche [Member] | Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
December 31, 2023	6,281
Issued
Exercised
June 30, 2024	6,281
Series B Warrants [Member] | Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
December 31, 2023	33,605
Issued
Exercised
June 30, 2024	33,605
Purchase Agreement [Member] | Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
December 31, 2023	3,587
Issued		36,114
Exercised		(36,114)
June 30, 2024	3,587